Expense Example - Invesco VI Small Cap Equity Fund	Series I 1 Year	Series I 3 Years	Series I 5 Years	Series I 10 Years	Series II 1 Year	Series II 3 Years	Series II 5 Years	Series II 10 Years
USD ($)	98	306	531	1,178	123	384	665	1,466